UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

811-23219
Investment Company Act file number

235 Whitehorse Lane, Suite 200
Kennett Square, Pennsylvania 19348
(Address of principal executive offices) (Zip code)

Union Square Capital Partners, LLC
235 Whitehorse Lane, Suite 200
Kennett Square, PA 19348
(Name and address of agent for service)

Registrant's telephone number, including area code: (484) 731-3101

Date of fiscal year end: March 31

Date of reporting period: July 1, 2021 – June 30, 2022

Item 1. Proxy Voting Record.

Name of Fund:	USQ CORE REAL ESTATE FUND
Period:	July 1, 2021 - June 30, 2022

Company Name	Meeting Date	CUSIP	Ticker

RREEF America REIT II, Inc.	7/22/2021	none	n/a

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	For	1. Election of Directors	Issuer
For	For	2. Consent to Amend the Corporation’s Charter and Operating Documents to Modify the Leverage Limitation	Issuer
For	For	3. Consent to Amend the Corporation’s Charter and Operating Documents to Remove Joint Venture Limitations	Issuer
For	For	4. Consent to Amend the Corporation’s Charter and Operating Documents to Modify Non-Core Limitations	Issuer

Company Name	Meeting Date	CUSIP	Ticker

BlackRock US Core Property Fund, L.P.	8/31/2021	none	n/a

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	For	1. Election of Directors	Issuer

Company Name	Meeting Date	CUSIP	Ticker

U.S. Real Property Income Fund	3/31/2022	none	n/a

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	For	Consent to amend the Fund’s investment program and limited partnership agreement and to modify the Fund's legal structure	Issuer

Company Name	Meeting Date	CUSIP	Ticker

Bailard Real Estate Investment Trust, Inc.	6/21/2022	none	n/a

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	For	1. Election of Directors	Issuer

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) USQ Core Real Estate Fund

By (Signature and Title)* /s/ Keith Downing
  Keith Downing
  Chief Operating Officer and Treasurer

Date: July 21, 2022

* Print the name and title of each signing officer under his or her signature.